Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
(15)	Segment Information

We operate in two principal operating business segments: DriveTime and GO Financial. We organize our business based on the nature of the services and products offered. Transactions between segments are eliminated in consolidation.

Revenue and operating income (loss) for each segment are provided below for the three months ended March 31, 2013 and March 31, 2012, while assets and liabilities are presented as of March 31, 2013 and December 31, 2012.

	Three Months Ended March 31, 2013			Three Months Ended March 31, 2012
	DriveTime	GO	Total	DriveTime	GO	Total
	(in thousands)
Revenue:
Sales of Used Vehicles	$309,468	$—	$309,468	$297,135	$—	$297,135
Interest Income	74,971	3	74,974	70,528	—	70,528
Dealer Finance and Other Income	—	2,800	2,800	—	175	175

Total Revenue:	$384,439	$2,803	$387,242	$367,663	$175	$367,838

Expenses:
Interest Expense	18,146	—	18,146	18,003	—	18,003
Depreciation Expense	5,277	131	5,408	4,876	75	4,951
Other Costs and Operating Expenses	342,853	1,904	344,757	310,466	1,231	311,697

Total Costs and Expenses:	$366,276	$2,035	$368,311	$333,345	$1,306	$334,651

Income (Loss) Before Income Taxes:	$18,163	$768	$18,931	$34,318	$(1,131)	$33,187

	March 31, 2013			December 31, 2012
	DriveTime	GO	Total	DriveTime	GO	Total
	(in thousands)
Assets:	$2,003,189	$76,466	$2,079,655	$1,946,714	$42,403	$1,989,117
Liabilities:	$1,592,176	$1,441	$1,593,617	$1,520,866	$698	$1,521,564
Equity:	$411,013	$75,025	$486,038	$425,848	$41,705	$467,553

(20) Segment Information

We operate in two principal operating business segments: DriveTime and GO Financial. We organize our business based on the nature of the services and products offered. Transactions between segments are eliminated in consolidation.

Revenues, operating income (loss) and assets and liabilities of each of the operating segments is provided below as of and for the year-ended December 31, 2012. GO Financial did not have material operations prior to December 2012.

Year Ended December 31, 2012
($ in thousands)
Revenue:
DriveTime Sales of Used Vehicles	$920,507
DriveTime Interest Income	299,382
GO Financial Dealer Finance and Other Income	2,977

Total Revenue:	$1,222,866

Depreciation Expense:
DriveTime	$19,740
GO Financial	410

Total Depreciation Expense:	$20,150

Interest Expense:
DriveTime	$73,092
GO Financial	—

Total Interest Expense:	$73,092

Total Other Costs and Operating Expenses:
DriveTime	$1,064,641
GO Financial	4,436

Total Other Costs and Operating Expenses	$1,069,077

Total Costs and Expenses
DriveTime	$1,157,473
GO Financial	4,846

Total Costs and Expenses	$1,162,319

Income Before Income Taxes:
DriveTime	$62,416
GO Financial	(1,869)

Income Before Income Taxes:	$60,547

Year Ended December 31, 2012
($ in thousands)
Assets:
DriveTime	$1,946,714
GO Financial	42,403

Total Assets:	$1,989,117

Liabilities:
DriveTime	$1,520,866
GO Financial	698

Total Liabilities:	$1,521,564

Shareholders’ Equity:
DriveTime	$425,848
GO Financial	41,705

Total Shareholders’ Equity	$467,553